Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions
Related Party Balances and Transactions

25.  Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Kunshan Siwopu Intelligent Equipment Co., Ltd.	An investee of the Group
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	An investee of the Group
Xunjie Energy (Wuhan) Co., Ltd.	An investee of the Group
Blue Horizon Limited and its subsidiaries	An investee of the Group
VTA Technology Inc. and its subsidiaries	An investee of the Group
Beijing WeLion New Energy Technology Co., Ltd.	An investee of the Group
Chongqing Chuangyuan Zhihang Technology Co., Ltd.	An investee of the Group
Hefei Chuang Wei Information Consultation Co., Ltd.	Controlled by Principal Shareholder
Tianjin Tengyi Information Technology Co., Ltd. (formerly known as Tianjin Boyou Information Technology Co., Ltd.)	Controlled by Principal Shareholder
McLaren Group Holdings Ltd. and its subsidiaries (formerly disclosed as Forseven Limited and its affiliate)	Controlled by Principal Shareholder
Shanghai Weishang Business Consulting Co., Ltd.	Significantly influenced by Principal Shareholder

In July 2025, Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd. completed the business deregistration. Since then, Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd. was no longer the Group’s related party.

In August 2025, Nanjing Weibang Transmission Technology Co., Ltd. completed the business deregistration. Since then, Nanjing Weibang Transmission Technology Co., Ltd. was no longer the Group’s related party.

In 2025, in light of an internal restructuring of Forseven’s corporate group, Forseven’s parent company was renamed to McLaren Group Holdings Ltd. and McLaren Automotive Limited, a subsidiary of McLaren Group Holdings Ltd., substituted for Forseven on the terms of the technology license agreement and related service agreements. Therefore, the Group disclosed “McLaren Group Holdings Ltd. and its subsidiaries” as the counterparty for these related party transactions.

(a) The Group entered into the following significant related party transactions:

(i) Provision of services

For the years ended December 31, 2023, 2024 and 2025, service income was primarily generated from property management, administrative support, research and development services and BaaS battery buy-out services the Group provided to its related parties.

	For the Year Ended December 31,
	2023	2024	2025
Mclaren Group Holdings Ltd. and its subsidiaries	—	201,063	762,681
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	166,027	101,381	162,095
Blue Horizon Limited and its subsidiaries	—	3,017	68,563
VTA Technology Inc. and its subsidiaries	—	—	5,242
Nanjing Weibang Transmission Technology Co., Ltd.	1,153	1,067	719
Total	167,180	306,528	999,300

(ii) Purchase of services

	For the Year Ended December 31,
	2023	2024	2025
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	5,738	26,178
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	23,878	17,594	9,694
Tianjin Tengyi Information Technology Co., Ltd.	7,823	15,031	9,650
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	184,279	92,549	1,554
Xunjie Energy (Wuhan) Co., Ltd.	—	1,225	603
Beijing WeLion New Energy Technology Co., Ltd.	34,016	21,603	40
VTA Technology Inc. and its subsidiaries	—	59	—
Total	249,996	153,799	47,719

(iii) Purchase of raw materials or long-lived assets

	For the Year Ended December 31,
	2023	2024	2025
Xunjie Energy (Wuhan) Co., Ltd.	111,875	37,603	12,239
VTA Technology Inc. and its subsidiaries	—	2,485	4,917
Nanjing Weibang Transmission Technology Co., Ltd.	73,071	85,938	4,363
Kunshan Siwopu Intelligent Equipment Co., Ltd.	1,062,521	86,985	—
Beijing WeLion New Energy Technology Co., Ltd.	—	48,547	—
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	—	32,213	—
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	—	8	—
Total	1,247,467	293,779	21,519

(iv) Sales of goods

	For the Year Ended December 31,
	2023	2024	2025
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	1,457,500	9,848,487	16,002,921
Blue Horizon Limited and its subsidiaries	—	69,447	113,836
Shanghai Weishang Business Consulting Co., Ltd.	199	331	383
Hefei Chuangwei Information Consultation Co., Ltd.	194	—	—
Total	1,457,893	9,918,265	16,117,140

(v) Sales of raw materials or long-lived assets

	For the Year Ended December 31,
	2023	2024	2025
Chongqing Chuangyuan Zhihang Technology Co., Ltd.	—	—	150,000
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	3,215	3,296
VTA Technology Inc. and its subsidiaries	—	46,779	1,608
Blue Horizon Limited and its subsidiaries	—	1,504	1,388
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	5,597	7	—
Total	5,597	51,505	156,292

(vi) Convertible notes issued to related parties and interest accrual

	For the Year Ended December 31,
	2023	2024	2025
Huang River Investment Limited	11,234	—	—

(vii) Proceeds from borrowings from related parties and interest accrual

	For the Year Ended December 31,
	2023	2024	2025
Zhong’an Energy (Anhui) Co., Ltd.	—	—	87,746

(b) The Group had the following significant related party balances:

(i) Amounts due from related parties

	December 31,	December 31,
	2024	2025
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	7,622,041	15,976,578
Blue Horizon Limited and its subsidiaries	72,636	90,930
Mclaren Group Holdings Ltd. and its subsidiaries	11,749	23,702
Kunshan Siwopu Intelligent Equipment Co., Ltd.	3,633	5,426
VTA Technology Inc. and its subsidiaries	—	2,193
Hefei Chuang Wei Information Consultation Co., Ltd.	2,249	—
Nanjing Weibang Transmission Technology Co., Ltd.	238	—
Expected credit losses	(10,142)	(20,579)
Total	7,702,404	16,078,250

(ii) Amounts due to related parties, current

	December 31,	December 31,
	2024	2025
Mclaren Group Holdings Ltd. and its subsidiaries	272,563	552,480
Zhong’an Energy (Anhui) Co., Ltd.	—	16,656
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	9,634	14,565
Beijing WeLion New Energy Technology Co., Ltd.	66,477	14,514
Tianjin Tengyi Information Technology Co., Ltd.	8,575	11,902
Kunshan Siwopu Intelligent Equipment Co., Ltd.	29,658	11,271
Xunjie Energy (Wuhan) Co., Ltd.	17,409	3,688
Blue Horizon Limited and its subsidiaries	71	484
VTA Technology Inc. and its subsidiaries	1,932	343
Nanjing Weibang Transmission Technology Co., Ltd.	2,630	—
Jianglai Advanced Manufacturing Technology (Anhui) Co., Ltd.	281	—
Shanghai Weishang Business Consulting Co.,Ltd.	133	—
Total	409,363	625,903

(iii) Amount due to related parties, non-current

	December 31,	December 31,
	2024	2025
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries	78,460	351,014
Mclaren Group Holdings Ltd. and its subsidiaries	251,032	182,074
Zhong’an Energy (Anhui) Co., Ltd.	—	71,090
Total	329,492	604,178